Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from Operating Activities:
Net income:	$ 53,260	$ 34,052	$ 3,613
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	31,710	31,797	30,680
Amortization and write-off of deferred financing fees	2,285	2,527	10,696
Deferred revenue amortization	222	400	(377)
Amortization of deferred charges	501	217	181
Loss/ (Gain) on derivative financial instruments	(10,104)	3,148	0
Changes in operating assets and liabilities:
Trade accounts receivable	294	(241)	(95)
Prepayments and other assets	(505)	156	(413)
Inventories	(101)	(90)	502
Due from/to related parties	(2,603)	(496)	2,982
Trade accounts payable	1,280	(1,033)	(101)
Accrued liabilities	(235)	6	(2,565)
Deferred charges	(9)	(90)	(1,000)
Unearned revenue	3,596	(1,750)	(926)
Net cash provided by Operating Activities	79,591	68,603	43,177
Cash flows from Investing Activities:
Other additions to vessels’ equipment	0	0	0
Net cash used in Investing Activities	0	0	0
Cash flows from Financing Activities:
Net proceeds from issuance of common units	3,407	297	0
Net proceeds from issuance of preferred units	0	0	0
Payment of securities registration and other filing costs	(14)	(90)	(139)
Distributions declared and paid	(11,563)	(11,563)	(16,391)
Proceeds from long-term debt	0	0	675,000
Repayment of long-term debt	(48,000)	(48,000)	(734,800)
Payment of derivative instruments	(1,385)	(474)	0
Payment of deferred finance fees	0	0	(10,558)
Net cash used in Financing Activities	(57,555)	(59,830)	(86,888)
Net increase/ (decrease) in cash and cash equivalents and restricted cash	22,036	8,773	(43,711)
Cash and cash equivalents and restricted cash at beginning of the year	74,979	66,206	109,917
Cash and cash equivalents and restricted cash at end of the year	97,015	74,979	66,206
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	47,015	24,979	16,206
Restricted cash	50,000	50,000	50,000
Cash and cash equivalents and restricted cash	97,015	74,979	66,206
Cash paid during the year for:
Interest	$ 18,777	$ 24,440	$ 48,879